Annual Total Returns [BarChart] - iShares U.S. Treasury Bond ETF - iShares U.S. Treasury Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2013	(2.84%)
Annual Return 2014	4.99%
Annual Return 2015	0.76%
Annual Return 2016	0.92%
Annual Return 2017	2.19%
Annual Return 2018	0.74%
Annual Return 2019	6.71%
Annual Return 2020	7.92%